Schedule of prepaid expenses and other current assets (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value Added Tax (VAT)	€ 912,423	€ 820,780
Research and development tax credit	650,000	600,000
Advances to suppliers	41,149	58,009
Other current assets	219,400	21,987
Other prepaids	103,540	18,247
Total	€ 1,926,512	€ 1,519,023